CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Income taxes paid	¥ 691 [1]
Chinese Mainland
Income taxes paid	691
Outside Chinese Mainland
Income taxes paid	¥ 0

[1]	For the year ended December 31, 2025, income taxes paid amounted to RMB691 in Chinese mainland, and nil in jurisdictions outside Chinese mainland.